SEGMENT INFORMATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Schedule of Segment Reporting Information, by Segment

Information for the three months ended March 31, 2012 and 2013 regarding the Company’s reportable segments was as follows (in thousands):

	Three Months Ended
	March 31,
	2012	2013
Revenue:
Carrier Services	$124,373	$132,171
Enterprise Services	39,485	44,779
Information Services	35,724	39,466

Total revenue	$199,582	$216,416

Segment contribution:
Carrier Services	$108,446	$114,394
Enterprise Services	16,731	20,903
Information Services	18,014	17,768

Total segment contribution	143,191	153,065

Indirect operating expenses:
Cost of revenue (excluding depreciation and amortization shown separately below)	24,269	25,161
Sales and marketing	5,730	6,835
Research and development	4,860	4,284
General and administrative	20,718	21,292
Depreciation and amortization	22,706	24,665
Restructuring charges	522	2

Income from operations	$64,386	$70,826

Information for the years ended December 31, 2010, 2011, and 2012 regarding the Company’s reportable segments from continuing operations was as follows (in thousands):

	Year Ended December 31,
	2010	2011	2012
Revenue:
Carrier Services	$391,762	$447,894	$502,085
Enterprise Services	129,104	151,390	170,440
Information Services	—	21,171	158,863

Total revenue	$520,866	$620,455	$831,388

Segment contribution:
Carrier Services	$352,317	$391,000	$438,213
Enterprise Services	59,284	65,080	73,466
Information Services	—	12,583	77,291

Total segment contribution	411,601	468,663	588,970

Indirect operating expenses:
Cost of revenue (excluding depreciation and amortization shown separately below)	75,690	83,990	98,777
Sales and marketing	16,345	17,340	23,632
Research and development	11,871	16,234	16,644
General and administrative	63,750	92,317	79,814
Depreciation and amortization	32,861	46,209	92,955
Restructuring charges	5,361	3,549	489

Consolidated income from operations	$205,723	$209,024	$276,659

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas

Geographic area revenues and service offering revenues from external customers for the three months ended March 31, 2012 and 2013, and geographic area long-lived assets as of December 31, 2012 and March 31, 2013 are as follows (in thousands):

	Three Months Ended
	March 31,
	2012	2013
Revenues by geographical areas:
North America	$189,348	$205,062
Europe and Middle East	6,293	7,182
Other regions	3,941	4,172

Total revenues	$199,582	$216,416

Revenues by service offerings:
Carrier Services:
Numbering Services	$110,489	$118,140
Order Management Services	10,910	9,802
IP Services	2,974	4,229

Total Carrier Services	124,373	132,171
Enterprise Services:
Internet Infrastructure Services	21,723	23,797
Registry Services	17,762	20,982

Total Enterprise Services	39,485	44,779
Information Services:
Identification Services	22,719	22,696
Verification & Analytics Services	8,236	11,361
Local Search & Licensed Data Services	4,769	5,409

Total Information Services	35,724	39,466

Total revenues	$199,582	$216,416

	December 31, 2012	March 31, 2013
Long-lived assets, net
North America	$406,973	$389,813
Central America	16	13
Europe and Middle East	10	11
Other regions	1	1

Total long-lived assets, net	$407,000	$389,838

Geographic area revenues and service offering revenues from external customers for the years ended December 31, 2010, 2011 and 2012, and geographic area long-lived assets as of December 31, 2011 and 2012 are as follows (in thousands):

	Year Ended December 31,
	2010	2011	2012
Revenues by geographical areas:
North America	$489,770	$581,914	$787,520
Europe and Middle East	17,057	24,443	27,518
Other regions	14,039	14,098	16,350

Total revenues	$520,866	$620,455	$831,388

Revenues by service offerings:
Carrier Services:
Numbering Services	$361,813	$397,973	$444,615
Order Management Services	19,815	35,804	41,552
IP Services	10,134	14,117	15,918

Total Carrier Services	391,762	447,894	502,085

Enterprise Services:
Internet Infrastructure Services	69,113	82,987	90,771
Registry Services	59,991	68,403	79,669

Total Enterprise Services	129,104	151,390	170,440

Information Services:
Identification Services	—	13,873	93,202
Verification & Analytics Services	—	4,465	45,457
Local Search & Licensed Data Services	—	2,833	20,204

Total Information Services	—	21,171	158,863

Total revenues	$520,866	$620,455	$831,388

		December 31,
		2011	2012
Long-lived assets, net
North America		$438,799	$406,973
Central America		45	16
Europe and Middle East		25	10
Other regions		1	1

Total long-lived assets, net		$438,870	$407,000